Restructuring Charges	9 Months Ended
Sep. 30, 2021
Leafly Holdings, Inc.[Member]
Restructuring Charges [Line Items]
Restructuring Charges

NOTE 16 — Restructuring Charges

During the nine months ended September 30, 2020, in response to COVID-19 and the associated potential impact on the Company’s business, certain employees were terminated, and the Company recorded $550 of pre-tax severance expense of which $232 is within sales and marketing expenses, $162 is within product development expenses, and $156 is within general and administrative expenses in our Condensed Consolidated Statements of Operations. Accrued severance expense was paid out prior to the end of each quarter during which the Company recorded the associated expense.